FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The company’s financial instruments include cash and cash equivalents, investments held in rabbi trusts, accounts receivable, accounts payable, contingent consideration obligations, commercial paper, notes payable, foreign currency forward contracts, interest rate swap contracts and long-term debt.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The hierarchy is broken down into three levels:

Level 1 - Inputs are quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2 - Inputs include observable inputs other than quoted prices in active markets.

Level 3 - Inputs are unobservable inputs for which there is little or no market data available.

The carrying amount and the estimated fair value for assets and liabilities measured on a recurring basis were:

DECEMBER 31 (MILLIONS)	2014

	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Investments held in rabbi trusts	$3.4	$3.4	$—	$—
Foreign currency forward contracts	75.5	—	75.5	—
Contingent consideration	0.3	—	—	0.3

Liabilities:
Foreign currency forward contracts	27.9	—	27.9	—
Interest rate swap contracts	24.2	—	24.2	—
Contingent consideration	1.6	—	—	1.6

DECEMBER 31 (MILLIONS)	2013

	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Investments held in rabbi trusts	$4.3	$4.3	$—	$—
Foreign currency forward contracts	20.2	—	20.2	—

Liabilities:
Foreign currency forward contracts	14.2	—	14.2	—
Contingent consideration	16.4	—	—	16.4
Future consideration payable to Champion sellers	86.4	—	—	86.4

Investments held in rabbi trusts are classified within level 1 because they are valued using quoted prices in active markets. The carrying value of foreign currency forward contracts is at fair value, which is determined based on foreign currency exchange rates as of the balance sheet date, and is classified within level 2. The carrying value of interest rate swap contracts is at fair value, which is determined based on current interest rates and forward interest rates as of the balance sheet date and is classified within level 2. The future consideration payable to Champion sellers was valued using level 3 inputs, and as discussed in Note 4 was paid in January 2014.

Contingent consideration obligations are recognized and measured at fair value at the acquisition date. Contingent consideration is classified within level 3 as the underlying fair value is measured based on the probability-weighted present value of the consideration expected to be transferred. The consideration expected to be transferred is based on the company’s expectations of various financial measures. The ultimate payment of contingent consideration could deviate from current estimates based on the actual results of these financial measures. Changes in the fair value of contingent consideration obligations during 2014 and 2013 were as follows:

MILLIONS	2014	2013
Contingent consideration at beginning of year	$16.4	$27.3
Amount recognized at transaction date	(0.4)	—
Losses (gains) recognized in earnings	(0.4)	0.4
Settlements	(14.3)	(11.3)
Foreign currency translation	—	—
Contingent consideration at end of year	$1.3	$16.4

The carrying values of accounts receivable, accounts payable, cash and cash equivalents, commercial paper and notes payable approximate fair value because of their short maturities, and as such are classified within level 1.

The fair value of long-term debt is based on quoted market prices for the same or similar debt instruments. The carrying amount and the estimated fair value of long-term debt, including current maturities, held by the company were:

DECEMBER 31 (MILLIONS)	2014		2013
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt (including current maturities)	$5,619.5	$5,980.9	$6,548.8	$6,766.0